COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Mar. 31, 2021 CAD ($)
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 2,531,870
Not later than one year
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	1,339,637
1-3 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	960,907
4-5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	183,269
More than 5 years
Disclosure of contingent liabilities [line items]
Gas, electricity and non-commodity contracts	$ 48,057